Document And Entity Information	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	Viad Corp
Entity Central Index Key	0000884219
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	7000 East 1st Avenue
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251-4304
City Area Code	(602)
Local Phone Number	207-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Security Exchange Name	NYSE